Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Time-Charter in of Dry Bulk Vessels
Time chartered-in vessels
The Company time charters-in one vessel, which was entered into and operated out of a spot market-oriented commercial pool managed by our commercial manager. The Company has an agreement to charter-in one drybulk vessel. The terms of the time charter-in contract are summarized as follows:

Vessel Type	Year Built	DWT	Where Built	Daily Base Rate	Earliest Expiry
Ultramax	2017	62,100	Japan	$10,125	30-Sept-19
Aggregate TC DWT		62,100